8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of Stock option transactions

Stock option transactions are summarized as follows:

	2021		2020		2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,975,000	$1.47	2,625,000	$1.00	2,525,000	$1.00
Granted	700,000	$3.00	700,000	$3.00	100,000	$1.00
Expired	(700,000)	$3.00	-	-	-	-
Cancelled	-	-	(30,000)	$1.00	-	-
Exercised	-	-	(320,000)	$1.00	-	-

Outstanding, end of year	2,975,000	$1.47	2,975,000	$1.47	2,625,000	$1.00

Options exercisable, end of year	2,975,000	$1.47	2,975,000	$1.47	2,625,000	$1.00

Weighted average remaining life of outstanding options granted in years		0.58		1.35		2.52

Weighted average fair value per option granted		$0.32		$0.78		$0.75

The following stock options were outstanding at January 31, 2021:

Number of Options Outstanding	Number CurrentlyExercisable	Exercise Price	Expiry Date

100,000	100,000	$1.00	February 20, 2021 (expired unexercised)
2,075,000	2,075,000	$1.00	July 18, 2021
700,000	700,000	$3.00	October 31, 2021
100,000	100,000	$1.00	June 26, 2023